Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

17. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2013, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥40,539 million.

As of March 31, 2013, there were no significant contingent liabilities.

Ricoh made rental payments totaling ¥46,718 million, ¥47,819 million and ¥47,597 million for the years ended March 31, 2011, 2012 and 2013, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥24,001
2015	19,530
2016	12,926
2017	7,601
2018	4,773
2019 and thereafter	11,128

Total	¥79,959

As of March 31, 2013, the Company and certain subsidiaries were parties of litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.